AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Cert AMX

03034749

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1255
F 212 306 1448

1-31810

RECD S.E.C.
NOV 1 0 2003
1086

November 10, 2003

PROCESSED
NOV 17 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on September 24, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Access Integrated Technologies, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Class A Common Stock, par value $0.001

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl